Average Annual Total Returns{- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - K PRO-08 - Fidelity® Growth Strategies Fund	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 1 year	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 5 years	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 10 years	RS012 Past 1 year	RS012 Past 5 years	RS012 Past 10 years
Total	21.55%	19.55%	16.43%	12.73%	19.83%	16.63%